Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Beginning balance	$ 42,953	$ 62,226	$ 956,663
Revenue recognized during the year	44,148	4,548,456
Cumulative catch-up adjustment to revenue (Note 4)	0	(315,308)
Amounts invoiced	(69,421)	(5,127,585)
Other	6,000	0
Current Unbilled Receivables	$ 42,953	$ 62,226